RELATED PARTY TRANSACTIONS - Key Management Personnel Transactions (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Printing and legal services, outstanding balance	$ 617
Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Printing and legal services	$ 3	$ 4
Printing and legal services, outstanding balance		$ 1